                   Registration Nos. 033-52161/811-07143


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


         Post-Effective Amendment No. 17                          /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/


         Amendment No. 18                                         /X/



                     T. ROWE PRICE EQUITY SERIES, INC.

                     -------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service


        Approximate Date of Proposed Public Offering April 29, 2002

                                                     ------------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)

/ /      On (date), pursuant to paragraph (b)
/X/      60 days after filing pursuant to paragraph (a)(1)

/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:


/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

         Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

 PROSPECTUS
April 30, 2002
T. ROWE PRICE

Mid-Cap Growth
Portfolio^II

 A stock fund seeking long-term capital appreciation through investments in medium-sized growth companies.
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Equity Series, Inc.
  T. Rowe Price Mid-Cap Growth Portfolio^II
Prospectus

April 30, 2002

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses

              -----------------------------------------------
              Other Information About the Fund

              -----------------------------------------------


              ABOUT YOUR ACCOUNT
2
              Pricing Shares and Receiving
              Sale Proceeds
              -----------------------------------------------
              Rights Reserved by the Fund
              s
              -----------------------------------------------
              Dividends and
              Other
              Distributions
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management

              -----------------------------------------------
              Understanding Performance Information

              -----------------------------------------------
              Investment Policies and Practices

              -----------------------------------------------
              Financial Highlights

              -----------------------------------------------



 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $156.3 billion for more than eight million individual and institutional investor accounts as of December 31, 2001.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
                                        1
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 -
   A word about the fund^s name and structure. Mid-Cap Growth Portfolio ^ II is a share class of T. Rowe Price Mid-Cap Growth Portfolio. The II class is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.


 What is the fund^s objective?

   The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.


 What is the fund^s principal investment strategy?


   We will invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. We define mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Mid-Cap Growth Index. The market capitalization of the companies in the fund^s portfolio, the S&P MidCap 400 Index, and the Russell Mid-Cap Growth Index changes over time and the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company^s market capitalization grows or falls outside this range.


   As ^growth^ investors, we believe that when a company^s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In selecting investments, we generally favor companies that:

  ^ have proven products or services;
  ^ have a record of above-average earnings growth;
  ^ have demonstrated potential to sustain earnings growth;
  ^ operate in industries experiencing increasing demand; or ^ have stock prices that appear to undervalue their growth prospects.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   3 For details about the fund^s investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the fund?

   The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

   As with all equity funds, this fund^s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund^s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   3 The fund^s share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the greater risk of investing in mid-cap growth companies in an effort to achieve superior capital appreciation, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.


   3 Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


 How has the fund performed in the past?

   Mid-Cap Growth Portfolio ^ II began operations on April 30, 2002, and thus did not have a full calendar year of performance history as of December 31, 2001. Performance for Mid-Cap Growth

   Portfolio ^ II will be shown in the prospectus after it has been in operation for one calendar year. As a point of comparison, however, the following bar chart and table show returns for the original class of Mid-Cap Growth Portfolio. (Prior to the inception of Mid-Cap Growth Portfolio ^ II, Mid-Cap Growth

   Portfolio had no other share classes.)

   Because Mid-Cap Growth Portfolio ^ II is expected to have higher expenses than Mid-Cap Growth

   Portfolio, its performance, had it existed over this period, would have been lower than what is shown. The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

LOGO

Table
1
 Average
Annual
Total
Returns
                                      Periods ended
                                    December 31, 2001
                                                Since inception
                            1 year  5 years       (12/31/96)
 ---------------------------
  Mid-Cap Growth Portfolio   7.41%  AVERAGE5%       17.83%

  S&P MidCap 400 Index      17.51     BROAD5        20.72
 ---------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 Figures do not reflect fees at the insurance product or contract level and if those fees were included returns would be lower.



 OTHER INFORMATION ABOUT THE FUND
 -

 What are the advantages of mid-cap investing?

   Mid-cap companies are often in the early, more dynamic phase of their life cycles, but are no longer considered new or emerging. By being more focused in their business activities, these companies may be more responsive and better able to adapt to the changing needs of their markets than large companies. Medium-sized companies also tend to have greater resources, and therefore represent less risk, than small companies. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, they generally have sufficient financial resources and access to capital to finance their growth.


 What is meant by a ^growth^ investment approach?

   Thomas Rowe Price, Jr. pioneered the growth stock theory of investing over 60 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor^s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company^s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.


   3 Growth investors look for companies with above-average earnings gains.

 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 ABOUT YOUR ACCOUNT
                                        2
 PRICING SHARES AND RECEIVING SALE PROCEEDS
 -
     Here are some procedures you should know when investing in the fund. For instructions on how to purchase and redeem shares of the fund, read the insurance contract prospectus.


     Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.


     Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge but are subject to a 12b-1 fee of 0.25%. In addition, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.


     Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund^s excessive trading policy described in this section.



 How and when shares are priced

     The share price (also called ^net asset value^ or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund^s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price fund shares.


 How your purchase, sale, or exchange price is determined

     Purchases

     The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.


     Redemptions

     The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund^s NAV next determined after the insurance company receives a surrender request in acceptable form.


     Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

 How you can receive the proceeds from a sale

     Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 (^1940 Act^). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.


 Excessive Trading


     3 T. Rowe Price may bar excessive traders from purchasing shares.


     Frequent trades or market timing involving your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, the fund has adopted an excessive trading policy. If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Our excessive trading policy applies to contract holders and participants notwithstanding any provisions in your insurance contract:

     You can make one purchase and one sale involving the same fund within any 120-day period. If you exceed this limit or you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.


     The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.



 RIGHTS RESERVED BY THE FUNDS
 -
     T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (5) to otherwise modify the conditions of purchase and any services at any time; or (6) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

     In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund^s management.

 DIVIDENDS AND OTHER DISTRIBUTIONS
 -
     For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.


 Dividends and Other Distributions


     The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid annually. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).


 Foreign Transactions

     If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

 ORGANIZATION AND MANAGEMENT
 -

 How is the fund organized?


   The T. Rowe Price Equity Series, Inc. (the ^corporation^) was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each having different objectives and investment policies. The seven series and the years in which they were established are as follows: Equity Income Portfolio, New America Growth Portfolio, Personal Strategy Balanced Portfolio, 1994; Mid-Cap Growth Portfolio, 1996; and Blue Chip Growth Portfolio, Equity Index 500 Portfolio, Health Sciences Portfolio, 2000. In 2002, the Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences


   Portfolio, and Mid-Cap Growth Portfolio issued a separate class of shares known as the II class.

   Mid-Cap Growth Portfolio (of which the II class is a separate class) is managed in a manner similar to that of T. Rowe Price Mid-Cap Growth Fund, a fund with the same investment objective and program as the Portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the Portfolio is not the same as Mid-Cap Growth Fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by T. Rowe Price Mid-Cap Growth Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.


   3 Shareholders benefit from T. Rowe Price^s 65 years of investment management experience.


 What is meant by ^shares^?

   Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund^s authorized capital stock, but share certificates are not issued.


   Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund^s management contract. Mid-Cap Growth


   Portfolio - II shareholders have exclusive voting rights on matters affecting only Mid-Cap Growth

   Portfolio - II shares.

   The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the Investment Act of 1940 or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund^s proxy materials that explain the issues to be decided and include instructions on voting.

 Who runs the fund?

   General Oversight
   The corporation is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the corporation^s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).


   3 All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price ^ specifically by the fund^s portfolio managers.

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Brian W.H. Berghuis, Chairman, Anna M. Dopkin, Eric M. Gerster, Kris H. Jenner, Joseph Milano, and John F. Wakeman. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund^s investment program. Mr. Berghuis has been chairman of the fund^s committee since 1996. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

   The Management Fee
   The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund^s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.


 Distribution, Shareholder Servicing, and Recordkeeping Fees


   Mid-Cap Growth Portfolio ^ II has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its net assets per year to various insurance companies, their agents, and contract distributors for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the insurance companies, their agents, and contract distributors. Because the fees are paid from the II class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges.


   In addition, from time to time, T. Rowe Price may pay eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund.

   Variable Annuity and Variable Life Charges
   Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

   Variable Annuity and Variable Life Conflicts
   The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund^s Board of Directors is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.



 UNDERSTANDING PERFORMANCE INFORMATION
 -
   This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment^s actual cumulative return. This gives you an idea of an investment^s annual contribution to your portfolio, provided you held it for the entire period.

   Total returns quoted for the fund include the effect of deducting the fund^s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund^s performance has the effect of increasing the performance quoted.



 INVESTMENT POLICIES AND PRACTICES
 -
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as ^fundamental policies.^ The managers also follow certain ^operating policies^ which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund^s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.


   3 Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund. These limitations do not apply to the fund^s purchase of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

   Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company^s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

   Foreign Securities
   Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs). Such investments increase a portfolio^s diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment^s value (favorable changes can increase its value). Income from these investments may be subject to foreign withholding taxes. These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

   Operating policy Fund investments in foreign securities are limited to 25% of total assets.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   3 Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33^/\\^\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33^/\\^\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Futures and Options
   Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor ^writes^ or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage its exposure to changes in securities prices and foreign curren cies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; as a cash management tool; and to adjust portfolio duration. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund^s initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of fund total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.

   Exchange Traded Funds (ETFs)
   These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

   Managing Foreign Currency Risk
   Investors in foreign securities may attempt to ^hedge^ their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of ^forwards^^ contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a ^proxy currency^ may be substituted for the currency in which the investment is denominated, a strategy known as ^proxy hedging.^ If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund^s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and capital losses.

   Fundamental policy The value of loaned securities may not exceed 33^/\\^\\% of total fund assets.

   Portfolio Turnover
   Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return.The fund^s portfolio turnover rates are shown in the Financial Highlights table.



 FINANCIAL HIGHLIGHTS
 -
   Mid-Cap Growth Portfolio ^ II first issued shares on April 30, 2002, and therefore has no financial history. As a point of comparison, however, Table 2 provides historical information about Mid-Cap

   Growth Portfolio because Mid-Cap Growth Portfolio ^ II participates in the fund^s management program and investment portfolio. (Prior to the inception of Mid-Cap Growth Portfolio ^ II, Mid-Cap

   Growth Portfolio had only a single class.) This information is based on a single share of Mid-Cap

   Growth Portfolio outstanding throughout the periods shown.

   This table is part of Mid-Cap Growth Portfolio^s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund^s independent accountants, PricewaterhouseCoopers LLP.

   Had Mid-Cap Growth Portfolio ^ II existed during the periods reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

Table
2
 Financial
Highlights
                         12/31/96/*/
                           through           Year ended December 31
                          12/31/97
                         ------------- 1998        1999       2000      2001
 ------------------------                        ----------------------------------

  Net asset value,
  beginning of period     $ 10.00     $ 11.88    $  14.27   $  17.46
  Income From Investment Operations
  Net investment income         ^       (0.01)          ^          ^
                         -----------------------------------------------------
  Net gains or losses
  on securities (both
  realized and               1.88        2.61        3.37       1.29
  unrealized)
                         -----------------------------------------------------
  Total from investment
  operations                 1.88        2.60        3.37       1.29
  Less Distributions
  Dividends (from net           ^           ^           ^          ^
  investment income)
                         -----------------------------------------------------
  Distributions (from           ^       (0.21)      (0.18)     (0.32)
  capital gains)
                         -----------------------------------------------------
  Returns of capital            ^           ^           ^          ^
                         -----------------------------------------------------
  Total distributions           ^       (0.21)      (0.18)     (0.32)
                         -----------------------------------------------------
  Net asset value,        $ 11.88     $ 14.27    $  17.46   $  18.43
  end of period
                         -----------------------------------------------------
  Total return              18.80%      22.08%      23.73%      7.41%
  Ratios/Supplemental Data
  Net assets, end of
  period                  $15,272     $29,911    $127,228   $311,604
  (in thousands)
                         -----------------------------------------------------
  Ratio of expenses to       0.85%/a/    0.85%       0.85%      0.85%
  average net assets
                         -----------------------------------------------------
  Ratio of net income           ^       (0.11)%      0.01%     (0.01)%
  to average net assets
                         -----------------------------------------------------
  Portfolio turnover         40.3%       47.8%       48.1%      46.3%
  rate
 ----------------------------------------------------------------------------------



 * Inception date.

 /a/      Annualized.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager^s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC^s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
                                                    1940 Act File No.: 811-07143
                                                                         4/30/02

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is May 1, 2002.

         T. ROWE PRICE EQUITY SERIES, INC. (the ^Corporation^)

            T. Rowe Price Blue Chip Growth Portfolio
              T. Rowe Price Blue Chip Growth Portfolio^II
              T. Rowe Price Equity Income Portfolio
              T. Rowe Price Equity Income Portfolio^II
              T. Rowe Price Equity Index 500 Portfolio
              T. Rowe Price Health Sciences Portfolio
              T. Rowe Price Health Sciences Portfolio^II
              T. Rowe Price Mid-Cap Growth Portfolio
              T. Rowe Price Mid-Cap Growth Portfolio^II
              T. Rowe Price New America Growth Portfolio
              T. Rowe Price Personal Strategy Balanced Portfolio
 -
Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660
   Throughout this Statement of Additional Information, ^the fund^ is intended to refer to each fund listed on the cover page, unless otherwise indicated.


   Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assume no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. (^Investment Services^).

   The fund^s financial statements for the year ended December 31, 2001, and the report of independent accountants are included in the fund^s Annual Report and incorporated by reference into this Statement of Additional Information.

                              TABLE OF CONTENTS
                              -----------------
                        Page                                             Page
                        ----                                             ----
Capital Stock              8       Legal Counsel                            8
                           4                                                5
------------------------------     --------------------------------------------
Code of Ethics             7       Management of the Fund                   3
                           6                                                2
------------------------------     --------------------------------------------
Custodian                  7       Net Asset Value per Share               80
                           6
------------------------------     --------------------------------------------
Distributor for the        7       Portfolio Management Practices          17
Fund                       4
------------------------------     --------------------------------------------
Dividends and              8       Portfolio Transactions                   7
Distributions              1                                                6
------------------------------     --------------------------------------------
Federal Registration       8       Pricing of Securities                   80
of Shares                  5
------------------------------     --------------------------------------------
Independent                8       Principal Holders of Securities         71
Accountants                5
------------------------------     --------------------------------------------
Investment Management      7       Ratings of Commercial Paper             86
Services                   2
------------------------------     --------------------------------------------
Investment Objectives      2       Ratings of Corporate Debt Securities    86
and Policies
------------------------------     --------------------------------------------
Investment Performance     8       Risk Factors                             2
                           2
------------------------------     --------------------------------------------
Investment Program         6       Tax Status                               8
                                                                            1
------------------------------     --------------------------------------------
Investment                29
Restrictions
------------------------------     --------------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -
   The following information supplements the discussion of the fund^s investment objectives and policies discussed in the fund^s prospectus.


   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the fund are not fundamental policies. The fund^s operating policies are subject to change by its Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. The fund^s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 (^1940 Act^)
                  Securities and Exchange Commission (^SEC^)
                  T. Rowe Price Associates, Inc. (^T. Rowe Price^) Moody^s Investors Service, Inc. (^Moody^s^) Standard & Poor^s Corporation (^S&P^)
                  Internal Revenue Code of 1986 (^Code^)
                  T. Rowe Price International, Inc. (^T. Rowe Price International^)



 RISK FACTORS
 -
   Reference is also made to the sections entitled ^Investment Program^ and ^Portfolio Management Practices^ for discussions of the risks associated with the investments and practices described therein as they apply to the fund.


   Because of its investment policy, the fund may or may not be suitable or appropriate for all investors. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. With the exception of the Personal Strategy Balanced

   Portfolio, the fund will normally have substantially all of its assets in equity securities (e.g., common stocks). This portion of the fund^s assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.


All funds except Equity Index 500 Portfolio
-----------------------------------------------

   Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.


  ^ Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States^ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.


  ^ Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund^s assets denominated in that currency. Such changes will also affect the fund^s income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund^s securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund^s securities denominated in that currency would be expected to decline.

  ^ Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and at times preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  ^ Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts (^ADRs^) and Global Depository Receipts (^GDRs^) traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund^s portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a ^failed settlement.^ Failed settlements can result in losses to the fund.


  ^ Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund^s investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund^s shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  ^ Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.


  ^ Taxes The dividends and interest payable on certain of the fund^s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund^s shareholders.

  ^ Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Blue Chip Growth, Equity Income, Health Sciences, and Personal Strategy Balanced
-----------------------------------------------------
Portfolios

                                Debt Obligations


   Yields on short-, intermediate-, and long-term debt securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio debt securities, and a decline in interest rates will generally increase the value of portfolio debt securities. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody^s or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

   Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events in 1995 and 1996, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its results on the securities markets or the fund. However, it is very likely default by the U.S. would result in losses to the fund.


                            High Yield Securities

   Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors associated with the fund^s investments in lower-rated debt securities.


  ^ Youth and Growth of the Lower-Rated Debt Securities Market The market for lower-rated debt securities is relatively new and its growth has paralleled a long economic expansion. Past experience may not, therefore, provide an accurate indication of future performance of this market, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the fund^s portfolio, the fund^s net asset value and the ability of the bonds^ issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. An investment in the fund is more risky than investment in shares of a fund which invests only in higher-rated debt securities.

  ^ Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

  ^ Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the fund and may also limit the ability of the fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

   Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the fund owns or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the fund owns will affect its net asset value per share. If market quotations are not readily available for the fund^s lower-rated or nonrated securities, these securities will be valued by a method that the fund^s Board of Directors believes accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.


  ^ Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The fund accrues income on these securities prior to the receipt of cash payments. The fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of its portfolio securities to satisfy distribution requirements.

Personal Strategy Balanced Portfolio

                               Mortgage Securities

   Mortgage-backed securities differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., the fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the fund when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the fund to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security. Conversely, the fund may realize a gain on prepayments of mortgage pools trading at a discount. Such prepayments will provide an early return of principal which may then be reinvested at the then higher prevailing interest rate.

   The market value of adjustable rate mortgage securities (^ARMs^), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARM securities may prevent income on the ARM from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders^ principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.



 INVESTMENT PROGRAM
 -

                               Types of Securities

   Set forth below is additional information about certain of the investments described in the fund^s prospectus.


Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Personal Strategy Balanced Portfolio

                                 Debt Securities


   Fixed-income securities in which the fund may invest include, but are not limited to, those described below.

  ^ U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.


  ^ U.S. Government Agency Securities  Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (^Fannie Mae^ or ^FNMA^), Government National Mortgage Association (^Ginnie Mae^ or ^GNMA^), Federal Home Loan

   Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  ^ Bank Obligations Certificates of deposit, banker^s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker^s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

  ^ Corporate Debt Securities Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

  ^ Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  ^ Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  ^ Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  ^ Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.


Personal Strategy Balanced Portfolio

                           Mortgage-Related Securities

   Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

  ^ Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities^ weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market^s perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.


  ^ U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation (^Freddie Mac^ or ^FHLMC^), and the Federal Agricultural Mortgage Corporation (^Farmer Mac^ or ^FAMC^). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality^s right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

  ^ Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the ^Housing Act^), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (^FHA Loans^), or guaranteed by the Department of Veterans Affairs under the Servicemen^s Readjustment Act of 1944, as amended (^VA Loans^), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  ^ Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.


  ^ Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (^FHLMC Act^). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  ^ Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended (^Charter Act^). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

   Fixed-rate mortgage-backed securities bear a stated ^coupon rate^ which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.


  ^ Collateralized Mortgage Obligations (^CMOs^) CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a ^tranche.^ Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The ^fastest-pay^ tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

   In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

  ^ U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

  ^ Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  ^ Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund^s quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund^s quality standards.

  ^ Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities (^IOs^) receive the interest portion of the cash flow while principal only securities (^POs^) receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund^s net assets. Under the staff^s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund^s Board of Directors. The fund^s Board of Directors has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue^s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

  ^ Adjustable Rate Mortgage Securities ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate ^index^ such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the ^margin,^ to the interest rate of the index. Investment in ARM securities allows the fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

  ^ Other Mortgage-Related Securities The fund expects that governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the fund^s objective, policies, and quality standards, consider making investments in such new types of securities.


                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.


   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

  ^ Methods of Allocating Cash Flows While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called ^strips^ (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

   Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the fund.


  ^ Types of Credit Support Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties ^external credit enhancement,^ through various means of structuring the transaction, ^internal credit enhancement,^ or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include ^senior-subordinated securities^ (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have ^reserve funds^ (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been ^over collateralized^ (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

  ^ Automobile Receivable Securities The fund may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles (^Automobile Receivable Securities^). Since installment sales contracts for motor vehicles or installment loans related thereto (^Automobile Contracts^) typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

   Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller^s security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner^s Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.


  ^ Credit Card Receivable Securities The fund may invest in asset-backed securities backed by receivables from revolving credit card agreements (^Credit Card Receivable Securities^). Credit balances on revolving credit card agreements (^Accounts^) are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying account during the initial period and the non-occurrence of specified events. An acceleration in cardholders^ payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

   Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


   Other Assets Asset-backed securities backed by assets other than those described above, including, but not limited to, home equity loans, small business loans and accounts receivable, equipment leases, commercial real estate loans, boat loans, and manufacturing housing loans. The fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies.

   There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing and the fund may invest in these securities.


                        Zero Coupon and Pay-in-Kind Bonds


   A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

   Pay-in-Kind (^PIK^) Instruments are securities that pay interest in either cash or additional securities, at the issuer^s option, for a specified period. PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK^s are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

   For federal income tax purposes, these types of bonds will require the recognition of gross income each year even though no cash may be paid to the fund until the maturity or call date of the bond. The fund will nonetheless be required to distribute substantially all of this gross income each year to comply with the Internal Revenue Code, and such distributions could reduce the amount of cash available for investment by the fund.


                      Additional Adjustable Rate Securities

   Certain securities may be issued with adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed-rate obligations. These securities may take the following forms:

   Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days^ notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.


   Floating-Rate Securities Floating-rate instruments are those whose terms provide for the adjustment of their interest rates whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The maturity of a floating-rate instrument is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. Floating-rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

   Put Option Bonds Long-term obligations with maturities longer than one year may provide purchasers an optional or mandatory tender of the security at par value at predetermined intervals, often ranging from one month to several years (e.g., a 30-year bond with a five-year tender period). These instruments are deemed to have a maturity equal to the period remaining to the put date.


Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Personal Strategy Balanced Portfolio

             When-Issued Securities and Forward Commitment Contracts


   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks are. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund^s net asset value than if the fund did not purchase them.

All Funds

                               Hybrid Instruments


   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter ^hybrid instruments^). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively ^underlying assets^) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively ^benchmarks^). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed-rate or a floating-rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if ^leverage^ is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often ^customized^ to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission (^CFTC^), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund^s investment in hybrid instruments will account for more than 10% of the fund^s return (positive or negative).


                        Illiquid or Restricted Securities


   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the ^1933 Act^). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund^s Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund^s Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund^s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund^s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund^s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


   There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the fund may invest in these securities.

 PORTFOLIO MANAGEMENT PRACTICES
 -

                         Lending of Portfolio Securities

   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.


                         Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe

   Price complex (^Price Funds^). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements


   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the ^underlying security^) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price^s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund^s investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                          Reverse Repurchase Agreements

   Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See ^Investment Restrictions.^)


                              Money Market Reserves


   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe

   Price family of mutual funds and other clients of T. Rowe Price . and T. Rowe Price International. Currently, two such money market funds are in operation:
   T. Rowe Price Reserve Investment Fund (^RIF^) and T. Rowe Price Government Reserve Investment Fund (^GRF^), each a series of the T. Rowe Price Reserve

   Investment Funds, Inc. . Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.


   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.


                                     Options

   Options are a type of potentially high-risk derivative.


Equity Index 500 Portfolio

   The only option activity the fund currently may engage in is the purchase of S&P 500 call options for the fund. However, the fund reserves the right to engage in other options activity.

All funds except Equity Index 500 Portfolio

                          Writing Covered Call Options

   The fund may write (sell) American or European style ^covered^ call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund^s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price^s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.


   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the ^covered^ option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be ^covered^ with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund^s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund^s total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be ^pledged^ as that term is used in the fund^s policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund^s loss could be significant.

   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund in the portfolio of investments. This liability will be adjusted daily to the option^s current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the latest bid and asked prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund^s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the ^covered^ option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund^s portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund^s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

                             Purchasing Put Options


   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a ^protective put^) owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security^s market price or currency^s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe

   Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option^s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of the latest bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

All Funds

                             Purchasing Call Options

   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option^s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

All funds except Equity Index 500 Portfolio

                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund^s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.


   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter (^OTC^) options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

All Funds

                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures


   The fund may enter into futures contracts including stock index, interest rate, and currency futures (^futures^ or ^futures contracts^).

   Stock index futures contracts may be used to provide a hedge for a portion of the fund^s portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund^s portfolio successfully, the fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund^s portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund^s objectives in these areas.

   Regulatory Limitations

   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered ^related options.^ This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund^s assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund^s assets to cover or identified accounts could impede portfolio management or the fund^s ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund^s open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as ^initial margin.^ The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the fund.

   These subsequent payments, called ^variation margin,^ to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as ^marking to market.^

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the ^delivery month^) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the fund.

   For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

               Special Risks of Transactions in Futures Contracts

  ^ Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day^s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  ^ Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund^s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.


  ^ Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund^s underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price^s ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund^s portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund^s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer^s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts


   The risks described under ^Special Risks of Transactions in Futures Contracts^ are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers^ orders.


                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options


   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC^s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund^s order is placed and the time it is liquidated, offset, or exercised.

All funds except Equity Index 500 Portfolio

                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio . The fund^s use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to ^lock in^ the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund^s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.


   Third, the Personal Strategy Balanced Portfolio may use forward contracts when the fund wishes to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument^the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

   The fund may enter into forward contacts for any other purpose consistent with the fund^s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund^s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by ^rolling^ that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund^s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund^s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the ^spread^) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


All Funds

    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts


   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund^s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an ^in-the-money qualified covered call^ option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain ^qualified covered call^ options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.


   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the ^constructive sale^ of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.



 INVESTMENT RESTRICTIONS
 -
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund^s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund^s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund^s Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund^s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund^s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund^s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33^/\\^\\% of the value of the fund^s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;


   (2) Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

   (3) Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund^s total assets would be invested in the securities of issuers having their principal business activities in the same industry provided, however, that (i) (Health Sciences Portfolio only) the fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund^s prospectus;

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33^/\\^\\% of the value of the fund^s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;


   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund^s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

       For purposes of investment restriction (3):

       ^ U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

       ^ Industries are determined by reference to the classifications of industries set forth in the fund^s semiannual and annual reports.


       ^ It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

       ^ Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the industry limitation of 25%.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


       For purposes of investment restriction (5), the fund will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.


                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;


All funds except Equity Index 500 Portfolio

       The fund will limit borrowing for any variable annuity separate account to (a) 10% of net asset value when borrowing for any general purpose, and
       (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

       Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund^s net asset value;


   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15%% of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;


   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33^/\\^\\% of the fund^s total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or


   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.


   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a ^master-feeder^ arrangement. Such an investment would be made where the fund (a ^Feeder^), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the ^Master^). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUND
 -
   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. These directors are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund^s officers. The majority of Board members are independent of T. Rowe Price or T. Rowe Price International. Each Board currently has two committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors or trustees to fill vacancies on each fund^s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management^s response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants^ fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds^ operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund^s Executive Committee, consisting of the fund^s interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

                            Independent Directors

                                                                                      Number of
                                       Term of Office(b)                              Portfolios
                                       and Length of Time                              in Fund
                         Position(s)         Served                                    Complex      Other Directorships of
Name, Address, and Date   Held with                                                  Overseen by       Public Companies
       of Birth              Fund                           Principal Occupation(s)    Director
----------------------------------------------------------- During Past 5 Years(a)                 -------------------------
                                                           ----------------------------------------
 Calvin W. Burnett,      Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                 later of            State College                           Maryland
 100 East Pratt Street                 2001
 Baltimore, MD 21202                    or
 3/16/32                               inception of
                                       fund
                                       (c)
----------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering      Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                 later of            of the Board,
 Baltimore, MD 21202                   2001                President, and Chief
 1/28/45                                or                 Executive Officer,
                                       incep               The Rouse
                                       tion                Company, real estate
                                       of                  developers
                                       fund
                                       (c)
----------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.     Director      Director since      Principal,                     97       None
 100 East Pratt Street                 later of            EuroCapital
 Baltimore, MD 21202                                       Advisors, LLC, an
 1/27/43                               1994                acquisition and
                                                           management
                                       or                  advisory firm
                                       inception of
                                       fund
                                       (c)
----------------------------------------------------------------------------------------------------------------------------
 David K. Fagin          Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                 later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                                       (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                1994                Golden Star                             and Canyon
                                        or                 Resources Ltd., and                     Resources, Corp.
                                       inception of        Canyon Resources,
                                       fund                Corp. (5/00 to
                                       (c)                 present); Chairman
                                                           and President, Nye
                                                           Corporation
----------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver    Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                 later of            Linaweaver &
 Baltimore, MD 21202                                       Associates, Inc.,
 8/22/34                               2001                consulting
                                        or                 environmental &
                                       inception of        civil engineers
                                       fund
                                       (c)
----------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman       Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                 later of            Consultant                              Corporation,
 Baltimore, MD 21202                                                                               Ameren Corp.,
 11/16/41                              1994                                                        Finlay Enterprises,
                                        or                                                         Inc., The Rouse
                                       inception of                                                Company, and US
                                       fund                                                        Airways Group, Inc.
                                       (c)
 John G. Schreiber       Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                 later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                                       Partners, Inc., a real                  Host Marriott
 10/21/46                              2001                estate investment                       Corporation, and
                                        or                 company; Senior                         The Rouse Company,
                                       inception of        Advisor and Partner,                    real estate developers
                                       fund                Blackstone Real
                                       (c)                 Estate Advisors, L.P.
----------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos           Director      Director since      Owner/President,               97       None
 100 East Pratt Street                 later of            Stonington Capital
 Baltimore, MD 21202                                       Corporation, a
 8/2/33                                1994                private investment
                                        or                 company
                                       inception of
                                       fund
                                       (c)
----------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes          Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                 later of            Sutter Hill Ventures,
 Baltimore, MD 21202                                       a venture capital
 6/23/33                               1994                limited partnership,
                                        or                 providing equity
                                       inception of        capital to young
                                       fund                high technology
                                       (c)                 companies
                                                           throughout the
                                                           United States
----------------------------------------------------------------------------------------------------------------------------

  (a) Unless otherwise indicated, the Independent Directors have been at their respective companies for at least five years.


  (b) Each director serves until election of a successor.

  (c) See fund inception dates in the chart below.



           Fund Inception Dates
Fund                         Inception Date
----                         --------------
Blue Chip Growth                06/30/93
Equity Income                   10/31/85
Equity Index 500                03/30/90
Health Sciences                 12/29/95
Mid-Cap Growth                  06/30/92
New America Growth              09/30/85
Personal Strategy Balanced      12/30/94
--------------------------------------------

                                Inside Directors




                                    Term of                               Number of        O
                                     Office(                              Portfolios     ther
                                        a                                  in Fund     Director
                     Position(s)        )                                  Complex     ships of
Name, Address, and    Held with    and Length   Principal Occupation(s)    Overseen     Public
   Date of Birth         Fund       of Time       During Past 5 Years     by Director  Companies
                                     Served
--------------------------------------------------------------------------------------------------







 John H. Laporte        Director   Director since    Managing Director, T. Rowe        15   None
 100 East Pratt Street             later of          Price; Managing Director and
 Baltimore, MD 21202               1985              Director, T. Rowe Price Group,
 7/26/45                                             Inc.
                                   or inception
                                   of fund(b)
---------------------------------------------------------------------------------------------------






 James S. Riepe         Director   Director since    Vice Chairman of the Board,       97   None
 100 East Pratt Street             later of          Director and Managing
 Baltimore, MD 21202               1982              Director, T. Rowe Price
 6/25/43                                             and
                                   or inception
                                   of fund(b)        T. Rowe Price
                                                     Group, Inc.
                                                     ;
                                                     Chairman of the Board and
                                                     Director, T. Rowe Price
                                                     Investment Services, Inc.,
                                                     T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President and Trust Officer,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc.
                                                     ; Vice
                                                     President, all funds
---------------------------------------------------------------------------------------------------

 M. David Testa         Director   Director since    Vice Chairman of the Board,        97   None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1979              Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(b)        Director, and Managing
                                                     Director, T. Rowe Price; Vice
                                                     President and Director,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc.
                                                     ; President,
                                                     all funds
----------------------------------------------------------------------------------------------------





 (a) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (b) Each director serves until election of a successor.

 (c) See fund inception dates in the chart below.


                                   Officers(a)



Name, Date of Birth, Address, and                       Title and Fund(s)
Principal Occupations                                  Served
-------------------------------------------------------------------------------
Marc L. Baylin, 11/17/67                                Executive Vice
Vice President, T. Rowe Price and T. Rowe Price         President
Group, Inc.
-------------------------------------------------------------------------------
Brian W.H. Berghuis, 10/12/58                           Executive Vice
Managing Director, T. Rowe Price and T. Rowe Price      President
Group, Inc.
-------------------------------------------------------------------------------
Stephen W. Boesel, 12/28/44                             Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust
Company
-------------------------------------------------------------------------------
Joseph A. Carrier, 12/30/60                             Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and

T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------
Arthur B. Cecil III,                                    Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Giri Devulapally, 11/18/67                              Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Anna M. Dopkin, 9/5/67                                  Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Robert N. Gensler, 10/18/57                             Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Eric M. Gerster, 3/23/71                                Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Henry H. Hopkins, 12/23/42                              Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe
Price International, Inc. and T. Rowe Price
Retirement Plan Services, Inc.; Vice President and
Director, T. Rowe Price Investment Services, Inc., T.
Rowe Price Services, Inc., and T. Rowe Price Trust
Company
-------------------------------------------------------------------------------
Kris H. Jenner, 2/5/62                                  Executive Vice
Vice President, T. Rowe Price and T. Rowe Price         President
Group, Inc.
-------------------------------------------------------------------------------
J. Jeffrey Lang, 1/10/62                                Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust
Company
-------------------------------------------------------------------------------
John D. Linehan, 1/21/65                                Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------
Patricia B. Lippert, 1/12/53                            Secretary
Assistant Vice President, T. Rowe Price and T. Rowe
Price Investment Services, Inc.
-------------------------------------------------------------------------------
David S. Middleton, 1/18/56                             Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Joseph Milano, 9/14/72                                  Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Larry J. Puglia, 8/25/60                                Executive Vice
Managing Director, T. Rowe Price and T. Rowe Price      President
Group, Inc.; Chartered Financial Analyst
-------------------------------------------------------------------------------
Brian C. Rogers, 6/27/55                                Executive Vice
Managing Director, T. Rowe Price; Director and          President
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Robert W. Smith, 4/11/61                                Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price
International, Inc.
-------------------------------------------------------------------------------
Michael F. Sola, 7/21/69                                Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
William J. Stromberg, 3/10/60                           Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Chartered Financial Analyst
-------------------------------------------------------------------------------
John F. Wakeman, 11/25/62                               Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------
Richard T. Whitney, 5/7/58                              Executive Vice
Managing Director, T. Rowe Price and T. Rowe Price      President
Group, Inc.; Vice President, T. Rowe Price Trust
Company and
T. Rowe Price International, Inc.
-------------------------------------------------------------------------------
R. Candler Young,                                       Vice President
Assistant Vice President, T. Rowe Price
-------------------------------------------------------------------------------

 (a) Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



                               Compensation Table


   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

All Funds



Name of Person,                  Aggregate Compensation From                   Total Compensation From Fund and
Position                         Fund(a)                                       Fund Complex Paid to Directors/
--------                         --------------------------------------------  Trustees(b)
                                                                               --------------------------------------------------
-----------------------
-----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Portfolio
Calvin W. Burnett, Ph.D.,                                                   $                                                   $
Director/c/                                                                93                                             110,000
Anthony W. Deering, Director/c/                                            93                                             110,000
Donald W. Dick, Jr., Director                                        925                                               110,000
David K. Fagin, Director                                             927                                               112,000
F. Pierce Linaweaver,
Director/c/                                                                93                                             113,000
Hanne M. Merriman, Director                                          927                                               110,000
John G. Schreiber, Director/c/                                             93                                             113,000
Hubert D. Vos, Director                                              926                                               111,000
Paul M. Wythes, Director                                             925                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio
Calvin W. Burnett, Ph.D.,
Director/c/                                                               164                                             110,000
Anthony W. Deering, Director/c/                                           164                                             110,000
Donald W. Dick, Jr., Director                                      1,259                                               110,000
David K. Fagin, Director                                           1,593                                               112,000
F. Pierce Linaweaver,
Director/c/                                                               262                                             113,000
Hanne M. Merriman, Director                                        1,527                                               110,000
John G. Schreiber, Director/c/                                            262                                             113,000
Hubert D. Vos, Director                                            1,577                                               111,000
Paul M. Wythes, Director                                           1,371                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index 500 Portfolio
Calvin W. Burnett, Ph.D.,
Director/c/                                                                93                                             110,000
Anthony W. Deering, Director/c/                                            93                                             110,000
Donald W. Dick, Jr., Director                                        924                                               110,000
David K. Fagin, Director                                             949                                               112,000
F. Pierce Linaweaver,
Director/c/                                                               127                                             113,000
Hanne M. Merriman, Director                                          926                                               110,000
John G. Schreiber, Director/c/                                            127                                             113,000
Hubert D. Vos, Director                                              937                                               111,000
Paul M. Wythes, Director                                             960                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Sciences Portfolio
Calvin W. Burnett, Ph.D.,
Director/c/                                                                93                                             110,000
Anthony W. Deering, Director/c/                                            93                                             110,000
Donald W. Dick, Jr., Director                                        924                                               110,000
David K. Fagin, Director                                             933                                               112,000
F. Pierce Linaweaver,
Director/c/                                                               102                                             113,000
Hanne M. Merriman, Director                                          925                                               110,000
John G. Schreiber, Director/c/                                            102                                             113,000
Hubert D. Vos, Director                                              929                                               111,000
Paul M. Wythes, Director                                             934                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Portfolio
Calvin W. Burnett, Ph.D.,                                                   $                                                   $
Director/c/                                                               124                                             110,000
Anthony W. Deering, Director/c/                                           124                                             110,000
Donald W. Dick, Jr., Director                                      1,075                                               110,000
David K. Fagin, Director                                           1,203                                               112,000
F. Pierce Linaweaver,
Director/c/                                                               135                                             113,000
Hanne M. Merriman, Director                                        1,195                                               110,000
John G. Schreiber, Director/c/                                            135                                             113,000
Hubert D. Vos, Director                                            1,208                                               111,000
Paul M. Wythes, Director                                           1,092                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------
New America Growth Portfolio
Calvin W. Burnett, Ph.D.,
Director/c/                                                               101                                             110,000
Anthony W. Deering, Director/c/                                           101                                             110,000
Donald W. Dick, Jr., Director                                        968                                               110,000
David K. Fagin, Director                                           1,015                                               112,000
F. Pierce Linaweaver,
Director/c/                                                               114                                             113,000
Hanne M. Merriman, Director                                        1,007                                               110,000
John G. Schreiber, Director/c/                                            114                                             113,000
Hubert D. Vos, Director                                            1,014                                               111,000
Paul M. Wythes, Director                                             984                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------
Personal Strategy Balanced Portfolio
Calvin W. Burnett, Ph.D.,
Director/c/                                                               102                                             110,000
Anthony W. Deering, Director/c/                                           102                                             110,000
Donald W. Dick, Jr., Director                                        973                                               110,000
David K. Fagin, Director                                           1,015                                               112,000
F. Pierce Linaweaver,
Director/c/                                                               105                                             113,000
Hanne M. Merriman, Director                                        1,014                                               110,000
John G. Schreiber, Director/c/                                            105                                             113,000
Hubert D. Vos, Director                                            1,017                                               111,000
Paul M. Wythes, Director                                             978                                               113,000
-----------------------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.
 (b) Amounts in this column are based on compensation received for the fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected as of October 24, 2001.


   The fund^s Executive Committee, consisting of the fund^s interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                 Directors^ Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.



        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
Calvin W. Burnett, Ph.D.                        $1-$10,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             None
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           None
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                $1-$10,000
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   None
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       $1-$10,000
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              $1-$10,000
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $1-$10,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           None
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           None
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      None
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           None
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           None
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     None
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Anthony W. Deering                              over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           over $100,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  $50,001-$100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          $10,001-$50,000
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             None
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     over $100,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Donald W. Dick, Jr.                             over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         $1-$10,000
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     over $100,000
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       $10,001-$50,000
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          $1-$10,000
Growth Stock Fund             $10,001-$50,000
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          $10,001-$50,000
Health Sciences Portfolio     None
High Yield Fund               $10,001-$50,000
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       $50,001-$100,000
International Bond
Fund^Advisor Class            None
International Discovery Fund  $10,001-$50,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $1-$10,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $10,001-$50,000
New Income Fund               $50,001-$100,000
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            over $100,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          $1-$10,000
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          over $100,000
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $10,001-$50,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
David K. Fagin                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         $10,001-$50,000
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          $10,001-$50,000
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $10,001-$50,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 $10,001-$50,000
New Era Fund                  None
New Horizons Fund             $1-$10,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          $50,001-$100,000
Small-Cap Stock Fund          $10,001-$50,000
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     over $100,000
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   $50,001-$100,000
Tax-Efficient Growth Fund     $10,001-$50,000
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
F. Pierce Linaweaver                            over $100,000
Balanced Fund                 $50,001-$100,000
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             $10,001-$50,000
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       over $100,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             over $100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $1-$10,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Hanne M. Merriman                               over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         over $100,000
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     $10,001-$50,000
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          $10,001-$50,000
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         over $100,000
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       $10,001-$50,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $10,001-$50,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $50,001-$100,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          over $100,000
Spectrum Income Fund          None
Spectrum International Fund   $10,001-$50,000
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   $50,001-$100,000
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $50,001-$100,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
John G. Schreiber                               over $100,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             None
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      over $100,000
Government Reserve Investment
Fund                           None
Growth & Income Fund           over $100,000
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                over $100,000
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   None
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       None
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              None
New Income Fund                over $100,000
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $10,001-$50,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           over $100,000
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           None
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   over $100,000
Summit Municipal Intermediate
Fund                           over $100,000
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          over $100,000
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       over $100,000
Tax-Free Income Fund           over $100,000
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           over $100,000
U.S. Treasury Long-Term Fund   over $100,000
U.S. Treasury Money Fund       over $100,000
Value Fund                     over $100,000
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Hubert D. Vos                                   over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $10,001-$50,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          $50,001-$100,000
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $10,001-$50,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  $10,001-$50,000
New Horizons Fund             $10,001-$50,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          $10,001-$50,000
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Paul M. Wythes                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          $10,001-$50,000
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       $10,001-$50,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $50,001-$100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    over $100,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
John H. Laporte                                 over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     over $100,000
Capital Opportunity Fund      $50,001-$100,000
Corporate Income Fund         None
Developing Technologies Fund  over $100,000
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   over $100,000
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           over $100,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       over $100,000
New America Growth Portfolio  None
New Asia Fund                 over $100,000
New Era Fund                  None
New Horizons Fund             over $100,000
New Income Fund               $10,001-$50,000
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $10,001-$50,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     over $100,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     over $100,000
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    over $100,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
James S. Riepe                                  over $100,000
Balanced Fund                  over $100,000
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      over $100,000
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             over $100,000
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           over $100,000
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                over $100,000
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   $1-$10,000
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       over $100,000
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     over $100,000
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  $1-$10,000
New Era Fund                   None
New Horizons Fund              None
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             over $100,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      over $100,000
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           over $100,000
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           over $100,000
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           None
Summit Municipal Money Market
Fund                           over $100,000
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           None
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           over $100,000
Total Equity Market Index
Fund                           over $100,000
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     over $100,000
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None

        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
M. David Testa                                  over $100,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    over $100,000
Equity Income Fund             None
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           None
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           over $100,000
Health Sciences Portfolio      None
High Yield Fund                None
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   over $100,000
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       over $100,000
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            over $100,000
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              over $100,000
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $10,001-$50,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           None
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           over $100,000
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           over $100,000
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           $10,001-$50,000
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     over $100,000
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None

 PRINCIPAL HOLDERS OF SECURITIES
 -
   As of March 31, 2001, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 31, 2001, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

Blue Chip Growth Portfolio
   T. Rowe Price Associates, Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, MD 21202-1009*; Security Benefit Life Insurance Company, FBO T. Rowe Price No Load VA, Attn.: Mark Young, 700 S.W. Harrison Street, Topeka, KS 66636-0002; Western Reserve Life Assurance Company of Ohio, FMD Operational Accounting, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001**.

   * T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Associates owns 44.97% of the outstanding shares of the fund. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund^s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   ** Western Reserve Life, an Ohio corporation, owns 32.38% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.


Equity Income Portfolio
   Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison St., Topeka, KS 66636-0002; United Of Omaha^Series V, Attn.: John Martin, Corporate General Ledger, Mutual Of Omaha Plaza, Omaha, NE 68175-0001; American United Life Separate Account II, Attn.: Bill Flory, P.O. Box 1995, Indianapolis, IN 46206-9102; American United Life, American Unit Trust, Attn.: Bill Flory, P.O. Box 1995, Indianapolis, IN 46206-9102; Pruco Life, Flexible Premium, Variable Annuity Account, Attn.: Financial RPTG/SEP Accounts, 213 Washington St., 7th Floor, Newark, NJ 07102-2917; New York Life Insurance & Annuity Corp; NYLife Distributors, Attn.: Charles McCarthy, 300 Interpace Parkway 3rd Fl, Parsippany, NJ 07054-1100.


Equity Index 500 Portfolio
   Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison St., Topeka, KS 66636-0002;

   T. Rowe Price Associates, Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, MD 21202-1009*.

   * T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Associates owns 81.41% of the outstanding shares of the fund. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.


Health Sciences Portfolio
   T. Rowe Price Associates, Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, MD 21202-1009*. Security Benefit Life Ins Co, FBO,
   T. Rowe Price No Load VA, Attn. Mark Young, 700 SW Harrison St., Topeka, KS 66636-0002**.

   * T. Rowe Price Associates, Inc. is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Associates owns 54.52% of the outstanding shares of the fund. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   ** Security Benefit Life Ins Co, a subsidiary of Kansas Security Benefit
      Group, a Kansas corporation, owns 44.49% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.


Mid-Cap Growth Portfolio
   Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison St., Topeka, KS 66636-0002; CM Life Insurance Company, 1295 State Street, Springfield, MA 01111-0001; Mass Mutual Life Insurance Company, 1295 State St., Springfield, MA 01111-0001.

   Mass Mutual Life Insurance Company, Attn.: Fund Operations/N255, 1295 State St., Springfield, MA 01111-0001.

   C M Life Insurance Company, Attn.: Fund Operations/N255, 1295 State St., Springfield, MA 01111-0001.

   M M L Baystate Life Insurance Company, Attn.: Fund Operations/N255, 1295 State St., Springfield, MA 0111-0001.


New America Growth Portfolio
   Security Benefit Life Insurance Co., Attn.: Mark Young, 700 SW Harrison St., Topeka, KS 66636-0002; United of Omaha^Series V, Attn.: John Martin, Corp. General Ledger, Mutual of Omaha Plaza, Omaha, NE 68175; Peoples Benefit Life Insurance Company, Attn.: Kim Cox, 8th Fl., P.O. Box 32830, Louisville, KY 40232-2830, Farm Bureau Life Insurance Co., Attn.: Mutual Fund Accounting, 5400 University Ave., West Des Moines, IA 50266-5950.


Personal Strategy Balanced Portfolio
   Security Benefit Life Insurance Company, FBO T. Rowe Price No-Load Variable Annuity, Attn.: Mark Young, 700 SW Harrison St., Topeka, KS 66636-0002; United of Omaha^Series V, Attn.: John Martin, Corporate General Ledger, Mutual of Omaha Plaza, Omaha, NE 68175-0001; Sentry Life Insurance Company, 1800 N. Point Dr., Stevens Point, WI 54481-1283, Farm Bureau Life Insurance Company, Attn.: Mutual Fund Accounting, 5400 University Ave., Wes Des Moines, IA 50266-5950.



 INVESTMENT MANAGEMENT SERVICES
 -
   Services

   Under the Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund^s investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . In addition to these services,
   T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund^s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund^s custodian and transfer agent; assisting the fund in the coordination of such agents^ activities; and permitting T. Rowe Price^s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Approval of Management Agreements
   The Management Agreements of the funds are reviewed each year by the funds^ Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund^s operation.

   The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory, services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Analytical comparing the fund^s advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund^s advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T.

   Rowe Price.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a ^soft dollar^ arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   Management Fee

   Each fund pays T. Rowe Price an annual fee (the ^Fee^), and each fee is listed in the table below. The Fee is paid monthly to the T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate and multiplying this product by the net assets of the fund for that day as determined in accordance with the fund^s prospectus as of the close of business from the previous business day on which the fund was open for business.



Blue Chip Growth Portfolio              0.85%
Equity Income Portfolio                 0.85%
Equity Index 500 Portfolio             0.85%
Health Sciences Portfolio              0.95%
Mid-Cap Growth Portfolio                0.85%
New America Growth Portfolio            0.85%
Personal Strategy Balanced Portfolio   0.90%

   The Management Agreement between the fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of the fund^s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund^s portfolio securities; directors^ fee and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors of the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Management Agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price. Under the Management Agreement, the fund paid T. Rowe Price the following amounts for the years indicated:


        Portfolio           2001     2000         1999
        ---------           ----     ----         ----
Blue Chip Growth             $           (a)          (a)
Equity Income                     $4,835,000   $4,929,000
Equity Index 500                         (a)          (a)
Health Sciences                          (a)          (a)
Mid-Cap Growth                     1,937,000      509,000
New America Growth                   993,000      995,000
Personal Strategy Balanced           944,000      741,000





        (a) Prior to commencement of operations.


        From time to time, T. Rowe Price may pay eligible insurance companies for services they provide to the fund for contract holders. The fund^s investment manager made payments to various insurance companies in the following amounts for the last calendar year:



Equity Income Portfolio               $1,128,600
Mid-Cap Growth Portfolio              $302,925
New America Growth Portfolio          $81,033
Personal Strategy Balanced Portfolio  $119,337







   Control of Investment Advisor

   T. Rowe Price Group, Inc., (^Group^) owns 100% of the stock of T. Rowe Price

   Associates, Inc. .  The Group was formed in 2000 as a holding company for the
   T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUND
 -

   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund^s distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price^100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement (^Underwriting Agreement^), which provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services^ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services^ expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.

   Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Mid-Cap Growth Portfolio^ II Classes

                   Distribution and Shareholder Services Plan


   The fund Directors adopted a Plan pursuant to Rule 12b-1 on February 6, 2002, with respect to each II class. Each Plan provides that the II class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to II class shares. It is expected that most, if not all, payments under the Plan will be made (either directly, or indirectly through Investment Services) to various insurance companies, their agents, and contract distributors other than Investment Services. Under the Plan, each II class pays a fee at the annual rate of up to 0.25% of that class^s average daily net assets. Normally, the full amount of the fee is paid to various insurance companies, their agents, and contract distributors on shares sold through these agencies. However, a lesser amount may be paid based on the level of services provided. These agencies may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the II class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the II class shares. The amount of fees paid by a II class during any year may be more or less than the cost of distribution and other services provided to the II class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

   The Plan requires that Investment Services provide, or cause to be provided, to the fund Directors for their review a quarterly written report identifying the amounts expended by each II class and the purposes for which such expenditures were made.

   Prior to approving the Plan, the fund considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit each fund, its II class, and the II class^s shareholders. The fund Directors noted that to the extent the Plan allows a fund to sell II class shares in markets to which it would not otherwise have access, the Plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by insurance companies, their agents, and contract distributors with which shareholders have an existing relationship.

   The Plan continues until March 31, 2003. The Plan is renewable thereafter from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund Directors and (2) by a vote of the majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any II class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such II class and by the fund Directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plan is terminable with respect to a II class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the II class.

   The II class commenced operations on April 29, 2002, therefore no payments were made to insurance companies, their agents, and contract distributors for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administration services under the 12b-1 Plan.



 CUSTODIAN
 -
   State Street Bank and Trust Company is the custodian for the fund^s U.S. securities and cash, but it does not participate in the fund^s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank^s main office is at 225 Franklin Street, Boston, Massachusetts 02110.


   The fund has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 CODE OF ETHICS
 -

   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information (^Access Persons^) to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days of their execution. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -
   Investment or Brokerage Discretion

   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.


                      How Brokers and Dealers Are Selected

   Equity Securities

   In purchasing and selling equity securities, it is T. Rowe Price^s policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund^s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Fixed-Income Securities
   Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

   With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers.

   Research services received from brokers and dealers are supplemental to T. Rowe Price^s own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price^s Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price^s normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   Subject to its policy on directed brokerage (see below), T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe

   Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


                              DiDirected Brokerage

   In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.


              Commissions to Brokers Who Furnish Research Services


   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the funds participate.


                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.


                                  Miscellaneous

   T. Rowe Price^s brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund^s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.


   Some of T. Rowe Price^s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price^s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client^s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                            Trade Allocation Policies

   T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).


                                      Other




                              2001               2000                1999
         Fund           Commissions   %   Commissions    %    Commissions     %
         ----           -----------   -   -----------    -    -----------     -
Blue Chip Growth
Portfolio                    $        %           *       *           *        *
Equity Income
Portfolio                                  $518,000    40.4%   $470,000     39.4%
Equity Index 500
Portfolio                                         *       *           *        *
Health Sciences
Portfolio                                         *       *           *        *
Mid-Cap Growth
Portfolio                                   418,000    19.2     236,000     26.2
New America Growth
Portfolio                                   239,000    29.0     266,000     17.2
Personal Strategy                            83,000    21.7      73,000     25.0
Balanced Portfolio
----------------------------------------------------------------------------------





 (*) Prior to commencement of operations.

   The portfolio turnover rate for each fund for the last three fiscal years are as follows:

                Fund                  2001  2000    1999
                ----                  ----  ----    ----
Blue Chip Growth Portfolio             %       *       *
Equity Income Portfolio                     38.7%   32.6%
Equity Index 500 Portfolio                     *       *
Health Sciences Portfolio                      *       *
Mid-Cap Growth Portfolio                    46.3    48.1
New America Growth Portfolio                89.2    42.1
Personal Strategy Balanced Portfolio        55.4    51.3




    (*) Prior to commencement of operations.



 PRICING OF SECURITIES
 -
   Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

   Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value.


   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and ask prices, respectively.

   For the purposes of determining the fund^s net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.


   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.



 NET ASSET VALUE PER SHARE
 -
   The purchase and redemption price of the fund^s shares is equal to the fund^s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange (^NYSE^) every day the NYSE is open for trading. The NYSE is closed on the following days: New Year^s Day, Dr. Martin Luther King, Jr. Holiday, Presidents^ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or
   (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund^s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -

   Unless the separate account elects otherwise, the fourth-quarter dividend (if applicable) and capital gain distribution will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -
   The fund intends to qualify as a ^regulated investment company^ under Subchapter M of the Code and also intends to diversify its assets in accordance with regulations under Code Section 817(h).

   In 1987, the Treasury Department indicated that it may issue regulations addressing the circumstances in which a policyholder^s control of the investments of the insurance company separate account would result in the policyholder being treated as the owner of such assets. Although there is no present indication that such regulations will be issued, their adoption could alter the tax treatment of the policyholder, separate account, or insurance company.

   For tax purposes, the fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid a federal income tax. In certain circumstances, the fund may not be required to comply with the excise tax distribution requirements. It does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares.


   At the time a shareholder acquires fund shares, the fund^s net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund which may be subsequently distributed as either dividends or capital gain distributions.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund^s distributions to the extent made out of the fund^s current or accumulated earnings and profits would be treated as ordinary dividends by shareholders (regardless of whether they would otherwise have been considered capital gain dividends) and the fund may qualify for the 70% deduction for dividends received by corporations, and (3) the separate accounts investing in the fund may fail to satisfy the requirements of Code Section 817(h) which in turn could adversely affect the tax status of life insurance and annuity contracts with premiums invested in the affected separate accounts.

All funds except Equity Index 500 Portfolio
   To the extent the fund invests in foreign securities, the following would apply:


                      Passive Foreign Investment Companies


   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund^s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund^s taxable year.



 INVESTMENT PERFORMANCE
 -

                            Total Return Performance

   The fund^s calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any other period of time will vary from the average.




                  Cumulative Performance Percentage Change
                            1 Yr.     5 Yrs.   10 Yrs.     Since     Inception
          Fund              -----     ------   -------     -----     ---------
          ----              Ended     Ended     Ended    Inception     Date
                            -----     -----     -----    ---------     ----
                           12/31/01  12/31/01  12/31/01  12/31/01
                           --------  --------  --------  --------
Blue Chip Growth
Portfolio                  -13.80%     ^          ^       -13.80%    12/29/00
Equity Income Portfolio      1.46     67.20%      ^       188.64     03/31/94
Equity Index 500
Portfolio                  -11.88      ^          ^       -11.88     12/29/00
Health Sciences Portfolio   -8.80      ^          ^        -8.80     12/29/00
Mid-Cap Growth Portfolio    -0.92     90.97       ^        90.97     12/31/96
New America Growth
Portfolio                  -11.84     27.51       ^       133.67     03/31/94
Personal Strategy           -2.41     50.49       ^       121.13     12/30/94
Balanced Portfolio
-------------------------------------------------------------------------------

                   Average Annual Compound Rates of Return
                            1 Yr.     5 Yrs.   10 Yrs.     Since     Inception
          Fund              -----     ------   -------     -----     ---------
          ----              Ended     Ended     Ended    Inception     Date
                            -----     -----     -----    ---------     ----
                           12/31/01  12/31/01  12/31/00  12/31/00
                           --------  --------  --------  --------
Blue Chip Growth
Portfolio                  -13.80%     ^          ^       -13.73%    12/29/00
Equity Income Portfolio      1.46     10.83%      ^        14.65     03/31/94
Equity Index 500
Portfolio                  -11.88      ^          ^       -11.82     12/29/00
Health Sciences Portfolio   -8.80      ^          ^        -8.75     12/29/00
Mid-Cap Growth Portfolio    -0.92     13.81       ^        13.81     12/31/96
New America Growth
Portfolio                  -11.84      4.98       ^        11.57     03/31/94
Personal Strategy           -2.41      8.52       ^        12.00     12/30/94
Balanced Portfolio
-------------------------------------------------------------------------------





                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund^s total return performance, ranking, or any other measure of the fund^s performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firm^s, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund^s performance; (4) the effect of tax-deferred compounding on the fund^s investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; and
   (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund^s historical performance or current or potential value with respect to the particular industry or sector.


                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund^s portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund^s portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.

   The fund is a no-load fund which imposes no sales charges or 12b-1 fees. No-load funds are generally sold directly to the public without the use of commissioned sales representatives. This means that 100% of your purchase is invested for you.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.


   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -

   The Charter of the Corporation authorizes its Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. Currently, the Corporation consists of the following seven series and the years in which they were established: Equity Income Portfolio, Personal Strategy Balanced Portfolio, New America Growth Portfolio, 1994; Mid-Cap Growth Portfolio, 1996; and Blue Chip Growth Portfolio, Equity Index 500 Portfolio, Health Sciences Portfolio, 2000. In 2002, the Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Mid-Cap Growth Portfolio issued a separate class of shares known as the II class. Each series represents a separate class of the Corporation^s shares and has different objectives and investment policies. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Corporation^s Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

   Except to the extent that the Corporation^s Board of might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

   There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders^ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -
   The fund^s shares are registered for sale under the 1933 Act. Registration of the fund^s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -

   Shearman & Sterling, whose address is 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.


   The financial statement for the funds listed below is included in this Statement of Additional Information. The financial statements of the funds listed below for the period ended December 31, 2001, and the report of independent accountants are included in the fund^s Annual Report for the period ended December 31, 2001. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the period ended December 31, 2001, are incorporated into this Statement of Additional Information by reference:




                          ANNUAL REPORT REFERENCES:
                                              BLUE CHIP GROWTH  EQUITY INCOME
                                              ----------------  -------------
                                              PORTFOLIO         PORTFOLIO
                                              ---------         ---------

Financial Highlights                                                  5

Statement of Net Assets, December 31, 2001                           6-9
Statement of Operations, year ended December
31,
2001                                                                 10
Statement of Changes in Net Assets, years
ended
December 31, 2001 and December 31, 2000                              11
Notes to Financial Statements, December 31,
2001                                                                12-13

Report of Independent Accountants                                    14

                                          EQUITY INDEX 500   HEALTH SCIENCES
                                          ----------------   ---------------
                                          PORTFOLIO          PORTFOLIO
                                          ---------          ---------

Financial Highlights
Statement of Net Assets, December 31,
2001
Statement of Operations, year ended
December 31,
2001
Statement of Changes in Net Assets,
years ended
December 31, 2001 and December 31, 2000
Notes to Financial Statements, December
31, 2001

Report of Independent Accountants







                                             NEW AMERICA       MID-CAP GROWTH
                                             GROWTH PORTFOLIO  PORTFOLIO
                                             ----------------  ---------
Financial Highlights                                7                6
Statement of Net Assets, December 31, 2001         8-10             7-9
Statement of Operations, year ended
December 31,
2001                                                11               10
Statement of Changes in Net Assets, years
ended
December 31, 2001 and December 31, 2000             12               11
Notes to Financial Statements, December 31,
2001                                              13-14              12
Report of Independent Accountants                   15               13

                                                       PERSONAL STRATEGY
                                                       BALANCED PORTFOLIO
                                                       ------------------
Financial Highlights                                            4
Statement of Net Assets, December 31, 2001                     5-19
Statement of Operations, year ended December 31, 2001           20
Statement of Changes in Net Assets, years ended
December 31, 2001 and December 31, 2000                         21
Notes to Financial Statements, December 31, 2001              22-23
Report of Independent Accountants                               24





----

Personal Strategy Balanced Portfolio


 RATINGS OF COMMERCIAL PAPER
 -
   Moody^s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody^s. Among the factors considered by Moody^s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer^s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer^s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

   Standard & Poor^s Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated ^A^ or better, although in some cases ^BBB^ credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer^s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer^s commercial paper is rated A1, A2, or A3.

   Fitch IBCA, Inc. Fitch 1^Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2^Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.



 RATINGS OF CORPORATE DEBT SECURITIES
 -

                         Moody^s Investors Service, Inc.

   Aaa^Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ^gilt edge.^


   Aa^Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.

   A^Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa^Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba^Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B^Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa^Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to repayment of principal or payment of interest.

   Ca^Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C^Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.


                          Standard & Poor^s Corporation

   AAA^This is the highest rating assigned by Standard & Poor^s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA^Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A^Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB^Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


   BB, B, CCC, CC, C^Bonds rated BB, B, CCC, CC, and C are regarded, on balance as predominantly speculative with respect to the issuer^s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D^In default.


                                Fitch IBCA, Inc.


   AAA^High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of a ^AAA^ bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

   AA^Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of ^AAA^ class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A^Bonds rated A are considered to be investment grade and of high credit quality. The obligor^s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB^Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor^s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB, B, CCC, CC, and C^Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer^s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.



                                   PART C
                               OTHER INFORMATION

Item 23. Exhibits


(a)(1) Articles of Incorporation of Registrant, dated January 31, 1994 (electronically filed with initial Registration Statement dated February 4, 1994)



(a)(2) Articles Supplementary, for T. Rowe Price Personal Strategy Balanced Portfolio dated July 13, 1994 (electronically filed with Amendment No. 2 dated July 15, 1994)



(a)(3) Certificate of Correction, dated July 14, 1994 (electronically filed with Amendment No. 2 dated July 15, 1994)



(a)(4) Articles Supplementary, for T. Rowe Price Mid-Cap Growth Portfolio dated August 1, 1996 (electronically filed with Amendment No. 8 dated October 21, 1996)



(a)(5)   Articles Supplementary, for T. Rowe Price Blue Chip Growth Portfolio,
         T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Health Sciences Portfolio dated October 19, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)



(a)(6) Form of Articles Supplementary, for T. Rowe Price Blue Chip Growth Portfolio - II, T. Rowe Price Equity Income Portfolio - II, T. Rowe Price Health Sciences Portfolio - II, and T. Rowe Price Mid-Cap Growth Portfolio - II dated February 6, 2002


(b) By-Laws of Registrant, as amended July 21, 1999 (electronically filed with Amendment No. 14 dated April 24, 2000)

(c) See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement


(d)(1) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Equity Income Portfolio, and T. Rowe Price Associates, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

(d)(2) Investment Management Agreement between Registrant, on behalf of T. Rowe Price New America Growth Portfolio, and T. Rowe Price Associates, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)



(d)(3) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price Associates, Inc. dated July 27, 1994 (electronically filed with Amendment No. 4 dated October 26, 1994)



(d)(4) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Mid-Cap Growth Portfolio, and T. Rowe Price Associates, Inc., dated July 31, 1996 (electronically filed with Amendment No. 9 dated November 13, 1996)



(d)(5) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Blue Chip Growth Portfolio, and T. Rowe Price Associates, Inc., dated October 25, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)



(d)(6) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Associates, Inc., dated October 25, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)



(d)(7) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Health Sciences Portfolio, and T. Rowe Price Associates, Inc., dated October 25, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)



(e)      Underwriting Agreement between Registrant and T. Rowe

Price Investment Services, Inc., dated February 6, 2002

(f)      Inapplicable

(g)      Custody Agreements


(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, and July 24, 2001

(g)(2) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15,
         1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, April 25, 2001, and July 24, 2001


(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2001, as amended February 7, 2001, July 24, 2001, and October 24, 2001 (to be filed by amendment)



(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2001, as amended February 7, 2001, July 24, 2001, and October 24, 2001 (to be filed by amendment)



(i)      Legal Opinion


(j)      Other Opinions


(j)(1)   Inapplicable



(j)(2)   Inapplicable



(j)(3)   Power of Attorney


(k)      Inapplicable


(l)      Inapplicable



(m)(1)   Rule 12b-1 Plan dated February 6, 2002



(m)(2)   Form of Distribution and Service Agreement



(n)      Rule 18f-3 Plan dated February 6, 2002




(p)      Code of Ethics, dated May 1, 2001


Item 24. Persons Controlled by or Under Common Control With Registrant

         None

Item 25. Indemnification

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (^Manager^), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
Indemnification and Payment of Expenses in Advance: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual (^Indemnitee^) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a ^Proceeding^) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of

Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (^Disabling Conduct^).

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither ^interested persons^ of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither ^interested persons^ of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

         T. Rowe Price Group, Inc., (^Group^) owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Savings Bank (^Savings Bank^), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. (^T. Rowe Price International^) was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States and elsewhere. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.



         T. Rowe Price Global Investment Services Limited (^Global Investment Services^) is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.



         T. Rowe Price Global Asset Management Limited (^Global Asset Management^), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.


         T. Rowe Price Investment Services, Inc. (^Investment Services^), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the ^Price Funds^). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

         T. Rowe Price Associates Foundation, Inc. (the ^Foundation^), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation^s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.

         T. Rowe Price Services, Inc. (^Price Services^), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

         T. Rowe Price Retirement Plan Services, Inc. (^RPS^), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company (^Trust Company^), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.

         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

         TRPH Corporation, a wholly owned subsidiary of T. Rowe
Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.

         T. Rowe Price Stable Asset Management, Inc. (^Stable Asset Management^), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.

         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

         T. Rowe Price (Canada), Inc. (^TRP Canada^) is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE--

McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe
Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.

         T. Rowe Price Advisory Services, Inc., (^Advisory Services^), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.


         Listed below are the directors, executive officers and managing directors of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:

                     Directors of T. Rowe Price Group, Inc.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett^s address is 13 Stanley Crescent, London W11 2NA, England.

JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam^s address is: Brandywine Plaza, 105 Foulk Road, Suite 101, Wilmington, Delaware 19803.


DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb^s address is One South Street, 25th Floor, Baltimore, Maryland 21202.

RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.

EDWARD C. BERNARD, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe
Price Investment Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

HENRY H. HOPKINS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe
Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.

JAMES A.C. KENNEDY, Director and Managing Director of T. Rowe
Price Group, Inc., and T. Rowe Price Associates, Inc.; President and Director of
T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.

JOHN H. LAPORTE, JR., Director and Managing Director of T. Rowe
Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.


WILLIAM T. REYNOLDS, Director and Managing Director of T. Rowe

Price Group, Inc., and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; Director of T. Rowe Price Global Asset Management Limited.


JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe Price Group, Inc.; Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe

Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.


GEORGE A. ROCHE, Chairman of the Board, President, Director, and Managing Director of T. Rowe Price Group, Inc.; President, Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc., and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.


BRIAN C. ROGERS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.


M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Managing Director of T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Managing Director of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director of T. Rowe Price Global Asset Management Limited; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation.

MARTIN G. WADE, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director, T. Rowe Price Global Asset Management Limited.


                         Additional Executive Officers


CRISTINA WASIAK, Managing Director and Chief Financial Officer of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.


  Additional Managing Directors of T. Rowe Price Group, Inc. and T. Rowe Price
                                Associates, Inc.


CHRISTOPHER ALDERSON, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.



PRESTON G. ATHEY, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company; Vice President of T. Rowe Price Trust Company.



BRIAN W.H. BERGHUIS, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.



STEPHEN W. BOESEL, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe

Price Trust Company.


JOHN H. CAMMACK, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe
Price Investment Services, Inc. and T. Rowe Price Trust Company.

JOHN FORD, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and Chief Investment Officer of T. Rowe Price International, Inc.

MICHAEL A. GOFF, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and the President of T. Rowe Price Investment Technologies, Inc.

IAN KELSON, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.



GREGORY A. McCRICKARD, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

MARY J. MILLER, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.



NANCY M. MORRIS, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe

Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Stable Asset Management, Inc.; Director and Vice President of T. Rowe Price Trust Company; Director of T. Rowe Price Global Asset Management Limited.


GEORGE A. MURNAGHAN, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price International, Inc.



EDMUND M. NOTZON III, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company.



WAYNE D. O^MELIA, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc.; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company.



LARRY J. PUGLIA, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe

Price (Canada), Inc.


JOHN R. ROCKWELL, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of
T. Rowe Price Investment Services, Inc.



R. TODD RUPPERT, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company.



ROBERT W. SMITH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe

Price International, Inc.


WILLIAM J. STROMBERG, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.

MARK J. VASELKIV, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe

Price Recovery Fund Associates, Inc. and T. Rowe Price Recovery Fund II Associates, L.L.C.


CHARLES E. VIETH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe

Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.


DAVID WARREN, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, Chief Executive Officer, and President of T. Rowe Price International, Inc.; Director of T. Rowe Price Global Asset Management Limited.



RICHARD T. WHITNEY, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc. and
T. Rowe Price Trust Company.



         Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.


         See also ^Management of the Funds,^ in Registrant's Statement of Additional Information.

Item 27. Principal Underwriters


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe

         Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe
         Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe
         Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe
         Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe
         Price Institutional International Funds, Inc., T. Rowe
         Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe
         Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
         T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe
         Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe
         Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc.,
         T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe
         Price Media & Telecommunications Fund, Inc., T. Rowe
         Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe

         Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe
         Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe
         Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe
         Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe
         Price Institutional International Funds, Inc., T. Rowe
         Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe
         Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
         T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe
         Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe
         Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc.,
         T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe
         Price Media & Telecommunications Fund, Inc., T. Rowe
         Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.

         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


Name                                                               Positions and                Positions and
                                                                   Offices With                 Offices With
                                                                   Underwriter                  Registrant
James S. Riepe                                                     Chairman of the Board        Director and
                                                                   and Director                 Vice President
Edward C. Bernard                                                  President and Director       None
Henry H. Hopkins                                                   Vice President and Director  Vice President
Wayne D. O^Melia                                                   Vice President and Director  None
Charles E. Vieth                                                   Vice President and Director  None
Janet G. Albright                                                  Vice President               None
Patricia M. Archer                                                 Vice President               None
Steven J. Banks                                                    Vice President               None
John T. Bielski                                                    Vice President               None
Robert Birch                                                       Vice President               None
John H. Boyd                                                       Vice President               None
Darrell N. Braman                                                  Vice President               None
Ronae M. Brock                                                     Vice President               None
Edwin J. Brooks III                                                Vice President               None
Meredith C. Callanan                                               Vice President               None
John H. Cammack                                                    Vice President               None
Ann R. Campbell                                                    Vice President               None
Christine M. Carolan                                               Vice President               None
Joseph A. Carrier                                                  Vice President               None
Laura H. Chasney                                                   Vice President               None
Renee M. Christoff                                                 Vice President               None
Jerome A. Clark                                                    Vice President               None
Todd M. Cleary                                                     Vice President               None
Joseph A. Crumbling                                                Vice President               None
Christine S. Fahlund                                               Vice President               None
Forrest R. Foss                                                    Vice President               None
Thomas A. Gannon                                                   Vice President               None
John R. Gilner                                                     Vice President               None
John Halaby                                                        Vice President               None
Douglas E. Harrison                                                Vice President               None
David J. Healy                                                     Vice President               None
Joanne M. Healy                                                    Vice President               None
Joseph P. Healy                                                    Vice President               None
Walter J. Helmlinger                                               Vice President               None
Salvador G. LaBella                                                Vice President               None
Steven A. Larson                                                   Vice President               None
Cynthia W. LaRue                                                   Vice President               None
Gayle A. Lomax                                                     Vice President               None
Sarah McCafferty                                                   Vice President               None
Mark J. Mitchell                                                   Vice President               None
Nancy M. Morris                                                    Vice President               None
George A. Murnaghan                                                Vice President               None
Steven E. Norwitz                                                  Vice President               None
Edmund M. Notzon III                                               Vice President               None
Barbara A. O'Connor                                                Vice President               None
David Oestreicher                                                  Vice President               None
Regina M. Pizzonia                                                 Vice President               None
Pamela D. Preston                                                  Vice President               None
Suzanne J. Ricklin                                                 Vice President               None
George D. Riedel                                                   Vice President               None
James Robertson, Jr.                                               Vice President               None
John R. Rockwell                                                   Vice President               None
Christopher J. Rohan                                               Vice President               None
Kenneth J. Rutherford                                              Vice President               None
Alexander Savich                                                   Vice President               None
Kristin E. Seeberger                                               Vice President               None
John W. Seufert                                                    Vice President               None
Donna B. Singer                                                    Vice President               None
Carole H. Smith                                                    Vice President               None
William W. Strickland, Jr.                                         Vice President               None
Scott Such                                                         Vice President               None
Jerome Tuccille                                                    Vice President               None
Walter Wdowiak                                                     Vice President               None
Jane F. White                                                      Vice President               None
Barbara A. O^Connor                                                Treasurer and Controller     None
Kimberly B. Andersen                                               Assistant Vice President     None
Richard J. Barna                                                   Assistant Vice President     None
Catherine L. Berkenkemper                                          Assistant Vice President     None
Patricia Cannon                                                    Assistant Vice President     None
Jodi Ann Casson                                                    Assistant Vice President     None
Jon Derek Dry                                                      Assistant Vice President     None
Cheryl L. Emory                                                    Assistant Vice President     None
John A. Galateria                                                  Assistant Vice President     None
Karen Glooch                                                       Assistant Vice President     None
Jason L. Gounaris                                                  Assistant Vice President     None
David A.J. Groves                                                  Assistant Vice President     None
Kristen L. Heerema                                                 Assistant Vice President     None
David A. Hueser                                                    Assistant Vice President     None
Suzanne M. Knoll                                                   Assistant Vice President     None
Patricia B. Lippert                                                Assistant Vice President     Secretary
Gayatri Malik                                                      Assistant Vice President     None
C. Lillian Matthews                                                Assistant Vice President     None
Janice D. McCrory                                                  Assistant Vice President     None
John T. McGuigan                                                   Assistant Vice President     None
Daniel M. Middelton                                                Assistant Vice President     None
Laurie K. Mitchell                                                 Assistant Vice President     None
Clark P. Neel                                                      Assistant Vice President     None
Danielle Nicholson Smith                                           Assistant Vice President     None
JeanneMarie B. Patella                                             Assistant Vice President     None
Kylelane Purcell                                                   Assistant Vice President     None
Jean E. Ramos-Izquierdo                                            Assistant Vice President     None
Jennifer L. Richardson                                             Assistant Vice President     None
Kristin M. Rodriguez                                               Assistant Vice President     None
Ramon D. Rodriguez                                                 Assistant Vice President     None
Deborah Seidel                                                     Assistant Vice President     None
Kevin C. Shea                                                      Assistant Vice President     None
John A. Stranovsky                                                 Assistant Vice President     None
Nancy R. Tabor                                                     Assistant Vice President     None
Judith B. Ward                                                     Assistant Vice President     None
William R. Weker, Jr.                                              Assistant Vice President     None
Natalie F. Widdowson                                               Assistant Vice President     None
Mary G. Williams                                                   Assistant Vice President     None
Timothy R. Yee                                                     Assistant Vice President     None
Theodore J. Zamerski III                                           Assistant Vice President     None
                                                                   and Assistant Controller
Barbara A. Van Horn                                                Secretary                    None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

Item 28. Location of Accounts and Records

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant^s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches or with other U.S. banks. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.


Item 29. Management Services

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)      Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this February 28, 2002.


       T. Rowe Price Equity Series, Inc.

       /s/M. David Testa
By:    M. David Testa
        President and Director

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----


/s/M. David Testa         President and Director February 28, 2002
M. David Testa            Chief Executive Officer)


/s/Joseph A. Carrier     Treasurer (Chief       February 28, 2002
Joseph A. Carrier        Financial Officer)


*                        Director               February 28, 2002
Calvin W. Burnett

*                        Director               February 28, 2002
Anthony W. Deering

*                        Director               February 28, 2002

Donald W. Dick, Jr.

*                        Director               February 28, 2002
David K. Fagin

/s/John H. Laporte       Director               February 28, 2002
John H. Laporte

*                        Director               February 28, 2002
F. Pierce Linaweaver

*                        Director               February 28, 2002
Hanne M. Merriman

/s/James S. Riepe        Director and           February 28, 2002
James S. Riepe           Vice President

*                        Director               February 28, 2002
John G. Schreiber


*                        Director               February 28, 2002
Hubert D. Vos

*                        Director               February 28, 2002
Paul M. Wythes


*/s/Henry H. Hopkins     Vice President and     February 28, 2002
Henry H. Hopkins         Attorney-In-Fact